Tooling and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment Disclosure

Note 10 — Tooling and Equipment, Net

Tooling and equipment consisted of the following:

	December 31, 2012	December 31, 2011

Tooling and Manufacturing Equipment	$1,685,006	$2,127,816
Computers and Software	615,567	676,196
Furniture and Equipment	763,134	725,055

	$3,063,707	$3,529,067
Less: Accumulated Depreciation	(2,398,740)	(2,567,375)

Net	$664,967	$961,692

Total depreciation expense for tooling and equipment for the years ending December 31, 2012 and 2011 was $409,421 and $400,790, respectively.